INCOME TAX - Deferred tax assets/liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets
Allowance for doubtful accounts	$ 7,808	$ 8,805
Deferred subsidies	2,484	1,916
Warranty liabilities	984	1,234
Inventory provision	687	655
Long-term assets	397	357
Provision for loss contracts	99	59
Net operating loss carry forward	13,824	12,846
Valuation allowance	(14,821)	(11,428)
Others	325	385
Total deferred tax assets-non-current	11,787	14,829
Deferred tax liabilities
Property, plant and equipment	(11)	(13)
Costs and estimated earnings in excess of billings	(3,396)	(365)
Share of net gains of equity investees	(668)	(739)
PRC dividend withholding tax	(6,654)	(5,825)
Intangible assets and other non-current assets	(6,089)	(6,335)
Total deferred tax assets, non-current	$ (16,818)	$ (13,277)